Financial Instruments - Foreign Currency Exchange Rate Risk Management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Cash proceeds from settlement of cash flow hedge	$ 15	$ 13	$ 99
3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about hedging instruments [line items]
Notional amount					$ 500,000,000
Borrowings, interest rate					3.45%
Foreign currency exchange rate risk | Cash flow hedges | Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 901,000,000
Foreign currency exchange rate risk | Cash flow hedges | Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount					$ 500,000,000
Cash proceeds from settlement of cash flow hedge		$ (166)
USD
Disclosure of detailed information about hedging instruments [line items]
Exchange rate (US$/C$)	0.7972	0.7462
Cross currency swaps | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Amount				550,000,000
Exchange rate (US$/C$) | $ / $	1.170
Cross currency swaps | USD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate				6.25%
Cross currency swaps | CAD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate				5.76%
Foreign currency forward contracts | Foreign currency exchange rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 1,429,000,000
Derivative, term of contract	90 days